Derivative Financial Instruments (Cash flow hedges) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	$ (56,056)	$ (3,569)	$ 3,172
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	(15,188)	14,992	3,107
Hedged Other long term debt [Member] | Interest expense subordinated notes and other long term debt [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	6,843	(114)	(2,493)
Hedged Subordinated notes [Member] | Interest expense subordinated notes and other long term debt [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	44,699	(1,432)	(45,480)
Hedged Deposits [Member] | Interest expense deposits [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	4,003	2,601	(1,050)
FHLB Advances [Member] | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	0	0	0
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	0	0	0
Loan [Member] | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	(56,056)	(2,866)	2,469
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	(14,979)	14,849	3,080
Investment securities [Member] | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	0	(703)	703
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	(209)	0	0
Deposits [Member] | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	0	0	0
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	0	0	0
Deposits [Member] | Interest expense deposits [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	(4,006)	(2,526)	801
Subordinated notes | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	0	0	0
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	0	143	27
Subordinated notes | Interest expense subordinated notes and other long term debt [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	(44,699)	1,432	45,480
Other long-term debt | Cash flow hedging [Member]
Gains and (losses) recognized in other comprehensive income (loss) (OCI) for derivatives designated as effective cash flow hedges
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	0	0	0
Amount of gain or (loss) reclassified from accumulated OCI into earnings (effective portion)	0	0	0
Other long-term debt | Interest expense subordinated notes and other long term debt [Member]
Increase or (decrease) to interest expense for derivatives designated as fair value hedges
Increase or (decrease) to interest expense for derivatives designated as fair value hedges	$ (5,716)	$ 114	$ 2,493